Inventories (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Inventory, Current [Table Text Block]
	06 - 30 - 2015	12 - 31 - 2014
Components, spare parts	3,812	4,225
Work-in-progress	1,056	832
Finished goods	2,029	1,591
Total gross inventories	6,898	6,648
Less: provision for slow-moving inventory	(874)	(741)
Total	6,023	5,908